Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Disclosure of Revisions to Prior Period
The following table reconciles the amounts previously reported in the Consolidated Statements of Earnings (Loss) to the corresponding revised amounts:
2020 and 2019 Revisions to the Oil Sands Segment

	2020			2019
For the years ended December 31,	Previously Reported	Revision	Revised	Previously Reported	Revision	Revised
Gross Sales	8,481	323	8,804	12,739	362	13,101
Purchased Product	939	323	1,262	1,869	362	2,231
	7,542	—	7,542	10,870	—	10,870